Stock-based Compensation - Summary of Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 11,574	$ 55,904
Cost of revenues [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	0	806
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	7,143	15,832
Sales and Marketing [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	251	5,899
General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 4,180	$ 33,367